Related party balances and transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party balances and transactions

Note 8 – Related party balances and transactions

Subscription receivable

As of June 30, 2024 and December 31, 2023, the balance of subscription receivable were nil and $1,184,676, respectively. Net proceeds of $1,184,676 were received on January 10, 2024 for the issuance of common shares to investors on December 28, 2023.

Due from related party

As of June 30, 2024 and December 31, 2023, the balance of due from related party were nil and $1,279, respectively. The outstanding balance were the consideration of the Disposal of Infobird HK on August 11, 2023. The consideration were fully received on April 10, 2024.

Due from discontinued operations, net

	June 30, 2024	December 31, 2023

Due from discontinued operations	$17,632,181	$17,632,181
Allowance for expected credit losses	(17,632,181)	(17,632,181)
Due from discontinued operations, net	$—	$—

After the Company disposed the discontinued operation entities, those entities continuing in the decline of the scale of operation and in the increase of operating losses, which made the Company suspected the going concern of the discontinued operation entities. During the year 2023, the Company totally impaired the balance due from discontinued operations by amount of $17,632,181. As of June 30, 2024 the balance of allowance for expected credit losses was $17,632,181.